Investment Objectives and Goals	Jan. 02, 2026
Quantify 2X Daily All Cap Crypto ETF
Prospectus [Line Items]
Risk/Return [Heading]	QUANTIFY 2X DAILY ALL CAP CRYPTO ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of investments providing exposure to the returns of a select group of crypto assets (described below) for a single day (the group of investments providing exposure to the returns of the crypto assets is referred to as the “Target Portfolio”).

Quantify 2X Daily Alt Season Crypto ETF
Prospectus [Line Items]
Risk/Return [Heading]	QUANTIFY 2X DAILY ALT SEASON CRYPTO ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of investments providing exposure to the returns of a select group of crypto assets (described below) for a single day (the group of investments providing exposure to the returns of the crypto assets is referred to as the “Target Portfolio”).

Quantify 2X Daily AltAlt Season Crypto ETF
Prospectus [Line Items]
Risk/Return [Heading]	QUANTIFY 2X DAILY ALTALT SEASON CRYPTO ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of investments providing exposure to the returns of a select group of crypto assets (described below) for a single day (the group of investments providing exposure to the returns of the crypto assets is referred to as the “Target Portfolio”).